Provisions - Amounts of Provisions (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current
Employee benefits	€ 1,005	€ 885
Termination plans	282	135
Post-employment defined benefit plans	12	9
Other benefits	711	741
Dismantling of assets	17	26
Other provisions	574	720
Total	1,596	1,631
Non-current
Employee benefits	4,949	4,093
Termination plans	1,461	241
Post-employment defined benefit plans	428	329
Other benefits	3,060	3,523
Dismantling of assets	505	502
Other provisions	2,000	1,910
Total	7,454	6,505
Total
Employee benefits	5,954	4,978
Termination plans	1,743	376	€ 628
Post-employment defined benefit plans	440	338
Other benefits	3,771	4,264
Dismantling of assets	522	528
Other provisions	2,574	2,630
Total	€ 9,050	€ 8,136